Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 30, 2017	Mar. 31, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 11,128	$ 7,101	$ 43,039	$ 26,807	$ 15,098
Other comprehensive loss-change in fair value of hedge instruments, net of tax	(282)	0	276	43	14
Total comprehensive income	$ 10,846	$ 7,101	$ 43,315	$ 26,850	$ 15,112